Report Of The Directors Financial Review Risk Report - Trading/Non-trading VaR, 99% 1 Day (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 52.8	$ 49.5
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	59.8	42.1
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	98.2	78.3
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	34.4	29.1
Trading portfolios | Foreign exchange and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.4	15.4
Trading portfolios | Foreign exchange and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.2	13.6
Trading portfolios | Foreign exchange and commodity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.6	29.2
Trading portfolios | Foreign exchange and commodity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.3	5.7
Trading portfolios | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	55.9	40.0
Trading portfolios | Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	53.9	29.6
Trading portfolios | Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	86.0	73.3
Trading portfolios | Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25.5	20.2
Trading portfolios | Equity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.2	18.6
Trading portfolios | Equity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	19.0	16.1
Trading portfolios | Equity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.8	24.8
Trading portfolios | Equity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.4	11.5
Trading portfolios | Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.2	11.9
Trading portfolios | Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.6	16.8
Trading portfolios | Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.5	27.9
Trading portfolios | Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.6	9.1
Trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(38.9)	(36.4)
Trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(40.8)	(34.0)
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	182.4	171.1
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	176.6	155.6
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	224.3	265.3
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	127.0	106.3
Non-trading portfolios | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	173.8	159.8
Non-trading portfolios | Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	156.2	134.6
Non-trading portfolios | Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	201.9	225.5
Non-trading portfolios | Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	108.8	98.3
Non-trading portfolios | Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	112.8	56.6
Non-trading portfolios | Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	84.2	56.9
Non-trading portfolios | Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	116.4	84.7
Non-trading portfolios | Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	55.2	43.4
Non-trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(104.2)	(45.3)
Non-trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (63.7)	$ (35.9)